RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
Receivables, net [Abstract]
Schedule of Non-Current Receivables

	As of December 31,
	2025	2024

Receivables with related parties (Notes 26 and 14 (a))	1,029	147,285
Employee advances and loans	4,209	25,299
Advances to suppliers for the purchase of property, plant and equipment	66,840	218,503
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	124,781	131,365
Other tax credits	318,305	237,530
Judicial deposits and other receivables	219,501	165,667
Others	69,237	35,649

Receivables, net – Non-current	803,902	961,298

Schedule of Current Receivables

	As of December 31,
	2025	2024

Value added tax	449,317	491,981
Income tax credits	162,475	129,713
Other tax credits	85,925	151,965
Employee advances and loans	10,157	9,049
Advances to suppliers	32,407	40,593
Advances to suppliers with related parties (Note 26)	1,908	2,844
Expenses paid in advance	26,907	33,235
Government tax refunds on exports	19,579	2,486
Receivables with related parties (Note 26)	170,885	13,389
Others	25,459	27,184

Receivables, net – Current	985,019	902,439